Note 6. Stock Options (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Option 1	Dec. 31, 2012 Option 1	Sep. 30, 2013 Option 2	Dec. 31, 2012 Option 2	Sep. 30, 2013 Option 3	Dec. 31, 2012 Option 3	Sep. 30, 2013 Option 4	Dec. 31, 2012 Option 4	Sep. 30, 2013 Option 5	Dec. 31, 2012 Option 5	Sep. 30, 2013 Option 6	Dec. 31, 2012 Option 6	Dec. 31, 2012 Option 7	Dec. 31, 2012 Option 8	Sep. 30, 2013 Total	Dec. 31, 2012 Total
Exercise Price Range				$0.01 - $1.00		$1.01 - $2.00		$2.01 - $3.00		$3.01 - $4.00		$4.01 - $8.00		$8.01 - $8.25
Number of Options Outstanding	220,596	127,500	100,000	27,300	35,000	16,750	15,000	111,276	3,000	20,800	57,596	60,000	15,000	40,000	16,500	45,000	5,000	276,126	220,596
Weighted Average Remaining Contractual Life (in Years)				8 years 3 months 22 days	9 years 5 days	7 years 7 months 24 days	8 years 4 months	6 years 5 months 16 days	8 years 4 months	8 years 6 months	7 years 6 months 1 day	9 years 11 months 26 days	8 years 9 months 7 days	4 years 10 months 20 days	7 years 6 months 1 day	5 years 6 days	9 years 7 months 5 days	7 years 4 months 28 days	7 years 7 months 4 days
Weighted Average Exercise Price				$ 0.01	$ 0.01	$ 1.73	$ 1.70	$ 2.41	$ 1.87	$ 3.33	$ 2.10	$ 7.76	$ 2.30	$ 8.25	$ 2.31	$ 2.81	$ 3.00	$ 4.21
Number of Options Exercisable				27,300	35,000	16,750	15,000	72,526	3,000	20,800	35,096	3,751	15,000	2,500	16,500	10,000	5,000	143,627	134,596